ProShares Russell 2000 High Income ETF Investment Objectives and Goals - ProShares Russell 2000 High Income ETF	May 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares Russell 2000 High Income ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Cboe Russell 2000 Daily Covered Call Index (the “Index”).